32 Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		R$ 352,188	R$ (352,188)	R$ 413,950
Net Losses In The Decommissioning And Disposal Of Assets [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[1]	154,628	106,675	58,569
Financial offset for the use of water resources [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		103,737	105,310	110,971
Taxes [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		35,319	84,492	87,759
Compensation [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		66,550	30,949	45,712
Collection Charge [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		51,156	44,682
Advertising And Publicity [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		29,132	22,135	27,768
Leasing And Rent [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		(9,215)	40,016	32,037
Gain (Loss) On Sale Of Investments [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net				(28,650)
Other Net Income Costs And Expenses [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[2]	R$ (97,549)	R$ (91,546)	R$ 79,784

[1]	Of the total recorded in 2019, R$ 124,067 refer to write-offs of Copel Telecomunicacoes' fixed assets (Note 17.8).
[2]	The 2018 balance includes revenue of R$ 72,068 related to reimbursement from suppliers of goods from the wind farms of the Brisa Complex. The 2019 balance includes R$ 97,664 of water rate reversal (TCFRH).